Reinsurance (Tables)	12 Months Ended
Dec. 31, 2015
Reinsurance Disclosures [Abstract]
Schedule of reinsurance recoverables
The following table provides details of the reinsurance recoverables balance as of December 31:

	2015	2014
Ceded future policyholder benefits and expenses	$1,826,798	$1,797,057
Ceded unearned premium	24,587	25,389
Ceded claims and benefits payable	360,176	319,790
Ceded paid losses	14,363	11,972
Total	$2,225,924	$2,154,208

Schedule of reinsurance recoverable grouped by A.M. Best rating
The following table provides the reinsurance recoverable as of December 31, 2015 grouped by A.M. Best rating:

A. M. Best ratings of reinsurer	Ceded future policyholder benefits and expense	Ceded unearned premiums	Ceded claims and benefits payable	Ceded paid losses	Total
A++ or A+	$1,203,705	$24,356	$336,641	$210	$1,564,912
A or A–	622,753	231	16,165	1,857	641,006
B++ or B+	—	—	6	—	6
Not rated	340	—	7,364	12,296	20,000
Reinsurance recoverable	$1,826,798	$24,587	$360,176	$14,363	$2,225,924

Schedule of effect of reinsurance on premiums earned and benefits incurred
The effect of reinsurance on premiums earned and benefits incurred was as follows:

	Years Ended December 31,
	2015			2014			2013
	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total	Long Duration	Short Duration	Total
Direct earned premiums	$209,379	$843,065	$1,052,444	$202,992	$839,786	$1,042,778	$207,159	$823,576	$1,030,735
Premiums assumed	8,365	151,709	160,074	8,400	149,549	157,949	9,709	140,971	150,680
Premiums ceded	(151,031)	(13,946)	(164,977)	(151,491)	(13,769)	(165,260)	(164,698)	(15,086)	(179,784)
Net earned premiums	$66,713	$980,828	$1,047,541	$59,901	$975,566	$1,035,467	$52,170	$949,461	$1,001,631
Direct policyholder benefits	$414,480	$550,006	$964,486	$661,461	$542,796	$1,204,257	$369,169	$548,631	$917,800
Policyholder benefits assumed	18,311	147,193	165,504	21,922	145,597	167,519	23,556	138,485	162,041
Policyholder benefits ceded	(373,603)	(6,803)	(380,406)	(616,370)	(9,305)	(625,675)	(325,982)	(8,612)	(334,594)
Net policyholder benefits	$59,188	$690,396	$749,584	$67,013	$679,088	$746,101	$66,743	$678,504	$745,247